EQUITY - Changes in Outstanding Shares (Details) - EUR (€) € in Thousands				12 Months Ended
	Mar. 15, 2024	Jul. 17, 2023	Mar. 15, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Balance at January 1, (in shares)				243,750,962
Balance at December 31, (in shares)				242,377,204	243,750,962
Share repurchases				€ (581,084)	€ (460,629)	€ (396,522)
Total Shares
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Balance at January 1, (in shares)					245,297,411
Shares assigned (repurchased) and other changes (in shares)				24,716
Balance at December 31, (in shares)						245,297,411
Common Shares
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Balance at January 1, (in shares)				180,418,090	181,953,498
Shares assigned (repurchased) and other changes (in shares)				24,715
Balance at December 31, (in shares)				179,044,331	180,418,090	181,953,498
Special Voting Shares
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Balance at January 1, (in shares)				63,332,872	63,343,913
Shares assigned (repurchased) and other changes (in shares)				1	(11,041)
Balance at December 31, (in shares)				63,332,873	63,332,872	63,343,913
PSU and RSU Awards Under Equity Incentive Plan | Common Shares
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Shares assigned (repurchased) and other changes (in shares)				41,790	94,763
Share Repurchase Program | Common Shares
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Shares assigned (repurchased) and other changes (in shares)				(1,440,264)	(1,630,171)
Consideration paid to repurchase shares				€ 581,084	€ 460,629
2017 Equity Incentive Plan | Common Shares
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Shares assigned (repurchased) and other changes (in shares)	76,979	49,129	80,305
2017 Equity Incentive Plan | Common Shares | Group Of Employees, Sell To Cover
Outstanding Common Shares and Special Voting Shares Activity [Roll Forward]
Shares assigned (repurchased) and other changes (in shares)	35,189		34,671
Consideration paid to repurchase shares	€ 13,548		€ 8,448